UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Return Stacked Global Stocks & Bonds ETF Tailored Shareholder Report

annual shareholder report January 31, 2026 Return Stacked Global Stocks & Bonds ETF Ticker: RSSB (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Return Stacked Global Stocks & Bonds ETF (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Global Stocks & Bonds ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Global Stocks & Bonds ETF	$40	0.36%

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked Global Stocks & Bonds ETF - $15,167
S&P Composite 1500 TR Index - $15,431
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
12/4/2023
1/31/2024
3/31/2024
5/31/2024
7/31/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025
9/30/2025
11/30/2025
1/31/2026

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 12/4/23
Return Stacked Global Stocks & Bonds ETF - at NAV	24.45%	21.28%
S&P Composite 1500 TR Index	15.69%	22.25%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/ for more recent performance information.

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive total return at net asset value ('NAV') of 24.45%, compared to the total return of the benchmark of 15.69%.

What Factors Influenced Performance?

The Fund's global equity allocation benefited from strong international equity performance. Over the reporting period, international developed market equities — as measured by the MSCI EAFE Index — meaningfully outperformed U.S. equities, returning over 30% compared to the S&P 500's return of approximately 16%. Because the Fund's equity allocation is market-capitalization weighted across global markets, the strong showing from international equities contributed positively to performance relative to the U.S.-only benchmark.

The U.S. Treasury futures component of the Fund also contributed to outperformance. The Fund implements its Treasury exposure through an equal-weight ladder of 2-year, 5-year, 10-year, and U.S. long bond Treasury futures. Over the reporting period, the Treasury futures ladder generated an excess return over T-bills of approximately 1.87%. The equal-weight ladder modestly outperformed the Bloomberg U.S. Treasury Index by approximately 41 basis points.

Positioning

The aim of the Fund is to provide $1 of exposure to a global equity strategy and $1 of exposure to a U.S. Treasury strategy, for every $1 invested. The global equity strategy aspires to match market-capitalization weighted global equity markets, while the U.S. Treasury strategy is engineered as an equal-weight ladder of 2-, 5-, 10-year, and U.S. long bond Treasury futures.

Return Stacked Global Stocks & Bonds ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$448,960
Number of Holdings	8
Total Advisory Fee	$1,126,562
Portfolio Turnover Rate	39%

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Total Net Assets)
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	53.5
Vanguard Total International Stock ETF	37.0
First American Government Obligations Fund - Class X, 3.61%	6.4
U.S. Treasury Long Bonds Futures Contracts	-0.2
U.S. Treasury 10 Year Notes Futures Contracts	-0.2
U.S. Treasury 5 Year Notes Futures Contracts	-0.1
U.S. Treasury 2 Year Notes Futures Contracts	-0.0*
S&P 500 Index Futures Contracts	0.0^
*	Less than -0.05% of net assets.
^	Less than 0.05% of net assets.

Percentages for futures contracts are based on unrealized appreciation (depreciation).

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/.

Return Stacked U.S. Stocks & Managed Futures ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2026 Return Stacked U.S. Stocks & Managed Futures ETF Ticker: RSST (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Managed Futures ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Managed Futures ETF	$104	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked U.S. Stocks & Managed Futures ETF - $15,091
S&P 500® Total Return Index - $15,940
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
9/5/2023
11/30/2023
2/29/2024
5/31/2024
8/31/2024
11/30/2024
2/28/2025
5/31/2025
8/31/2025
11/30/2025
1/31/2026

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 9/5/23
Return Stacked U.S. Stocks & Managed Futures ETF - at NAV	19.94%	18.66%
S&P 500® Total Return Index	16.35%	21.39%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/ for more recent performance information.

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive total return at net asset value ('NAV') of 19.94%, compared to the total return of the benchmark of 16.35%.

What Factors Influenced Performance?

The main drivers of outperformance compared to the benchmark arose from the managed futures trend-following program, which generated an excess return of 7.43% over the reporting period. Metals were the largest contributor (+13.6%), led by strong trends in gold (+8.1%) and silver (+6.0%). Equity index futures also contributed positively (+5.1%), with the Nikkei 225 (+1.7%), FTSE 100 (+1.5%), and S&P/TSX 60 (+1.3%) being the primary drivers. These gains were partially offset by losses in fixed income (-4.8%), where the 5-year Treasury note (-1.9%) was the largest detractor, along with losses in the 10-year Treasury note (-0.7%) and 2-Year Treasury (-0.7%). Currencies detracted (-4.4%), driven by a euro position (-2.6%) and the Canadian dollar (-1.2%), partially offset by gains in the Australian dollar (+0.4%). Energies detracted (-2.0%), with losses spread across natural gas (-0.8%) and Brent crude (-0.5%). The trend-following environment was bifurcated: managed futures strategies experienced a drawdown during the first half of the period before rallying strongly during the second half as trends in precious metals and equity indices re-established. For reference, the SG CTA Index — a widely followed benchmark for managed futures trend-following strategies — returned 2.84% in excess of T-bills over the one-year reporting period.

Positioning

The aim of the Fund is to provide $1 of exposure to a U.S. equity strategy and $1 of exposure to a managed futures strategy for every $1 invested. The U.S. equity strategy attempts to track large-cap U.S. equities, while the managed futures strategy will invest long and short across commodities, currencies, bonds, and equities via futures contracts using a systematic and quantitative process that seeks to replicate the behavior of a basket of trend-following managed futures funds.

Return Stacked U.S. Stocks & Managed Futures ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$344,251
Number of Holdings	29
Total Advisory Fee	$2,548,921
Portfolio Turnover Rate	105%

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	78
First American Government Obligations Fund - Class X, 3.61%	10.2
FTSE 100 Index Futures Contracts	1.1
Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	0.9
Gold Futures Contracts	-0.8
Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts	-0.3
Nikkei 225 Index Futures Contracts	0.3
Copper Futures Contracts	0.3
Euro STOXX 50 Quanto Index Futures Contracts	0.2
S&P/Toronto Stock Exchange 60 Index Futures Contracts	-0.2

Percentages for futures contracts are based on unrealized appreciation (depreciation).

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/.

Return Stacked Bonds & Managed Futures ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2026 Return Stacked Bonds & Managed Futures ETF Ticker: RSBT (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Return Stacked Bonds & Managed Futures ETF (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Managed Futures ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Managed Futures ETF	$100	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked Bonds & Managed Futures ETF - $9,800
Bloomberg U.S. Aggregate Bond Index - $11,232
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
2/7/2023
5/31/2023
9/30/2023
1/31/2024
5/31/2024
9/30/2024
1/31/2025
5/31/2025
9/30/2025
1/31/2026

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 2/7/23
Return Stacked Bonds & Managed Futures ETF - at NAV	11.54%	-0.67%
Bloomberg U.S. Aggregate Bond Index	6.85%	3.98%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/ for more recent performance information.

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive total return at net asset value ('NAV') of 11.54%, compared to the total return of the benchmark of 6.85%.

What Factors Influenced Performance?

The main drivers of outperformance compared to the benchmark arose from the managed futures trend-following program, which generated an excess return of 7.43% over the reporting period. Metals were the largest contributor (+13.6%), led by strong trends in gold (+8.1%) and silver (+6.0%). Equity index futures also contributed positively (+5.1%), with the Nikkei 225 (+1.7%), FTSE 100 (+1.5%), and S&P/TSX 60 (+1.3%) being the primary drivers. These gains were partially offset by losses in fixed income (-4.8%), where the 5-year Treasury note (-1.9%) was the largest detractor, along with losses in the 10-year Treasury note (-0.7%) and 2-Year U.S. Treasury (-0.7%). Currencies detracted (-4.4%), driven by a euro position (-2.6%) and the Canadian dollar (-1.2%), partially offset by gains in the Australian dollar (+0.4%). Energies detracted (-2.0%), with losses spread across natural gas (-0.8%) and Brent crude (-0.5%). The trend-following environment was bifurcated: managed futures strategies experienced a drawdown during the first half of the period before rallying strongly during the second half as trends in precious metals and equity indices re-established. For reference, the SG CTA Index — a widely followed benchmark for managed futures trend-following strategies — returned 2.84% in excess of T-bills over the one-year reporting period.

Positioning

The aim of the Fund is to provide $1 of exposure to a bond strategy and $1 of exposure to a managed futures strategy, for every $1 invested. The bond strategy aims to track the broad U.S. bond market, and the managed futures strategy is engineered to replicate the excess returns of the broad managed futures trend-following space.

Return Stacked Bonds & Managed Futures ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$96,978
Number of Holdings	29
Total Advisory Fee	$797,128
Portfolio Turnover Rate	88%

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	51.9
First American Government Obligations Fund - Class X, 3.61%	35.9
FTSE 100 Index Futures Contracts	1.2
Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	0.9
Gold Futures Contracts	-0.8
Copper Futures Contracts	0.3
Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts	-0.3
Nikkei 225 Index Futures Contracts	0.3
Euro STOXX 50 Quanto Index Futures Contracts	0.2
S&P/Toronto Stock Exchange 60 Index Futures Contracts	-0.2

Percentages for futures contracts are based on unrealized appreciation (depreciation).

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/.

Return Stacked U.S. Stocks & Futures Yield ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2026 Return Stacked U.S. Stocks & Futures Yield ETF Ticker: RSSY (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Futures Yield ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Futures Yield ETF	$95	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked Bonds & Managed Futures ETF - $10,239
S&P 500 TR - $13,364
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
5/28/2024
6/30/2024
8/31/2024
10/31/2024
12/31/2024
2/28/2025
4/30/2025
6/30/2025
8/31/2025
10/31/2025
12/31/2025
1/31/2026

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 5/28/24
Return Stacked U.S. Stocks & Futures Yield ETF - at NAV	1.25%	1.41%
S&P 500® Total Return Index	16.35%	18.85%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/ for more recent performance information.

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive total return at net asset value ('NAV') of 1.25%, compared to the total return of the benchmark of 16.35%.

What Factors Influenced Performance?

The main driver of underperformance compared to the benchmark arose from the futures yield (carry) program, which generated an excess return of -8.69% over the reporting period. While U.S. large-cap equities performed well — the S&P 500 returned 16.35% — the carry strategy's losses significantly offset the equity contribution, resulting in the Fund's combined NAV return of 1.25%. Within the carry strategy, metals were the largest detractor (-6.5%), with losses in copper (-4.1%) and gold (-3.4%) partially offset by gains from silver (+1.0%). Energies also detracted significantly (-6.0%), with losses in Brent crude (-2.2%), natural gas (-2.2%), and WTI crude (-1.8%) more than offsetting gains from gasoil (+0.9%) and heating oil (+0.8%). Currencies detracted (-1.9%), as gains in the Australian dollar (+2.5%) were more than offset by losses in the euro (-3.2%) and Canadian dollar (-1.9%). On the positive side, equity index futures contributed (+4.8%), led by the Euro Stoxx 50 (+2.6%), S&P/TSX 60 (+1.7%), and Nikkei 225 (+1.0%). Fixed income positions also contributed modestly (+0.9%), led by the 5-year Treasury note (+1.0%) and 10-year Treasury note (+0.8%), partially offset by losses in the Euro Bund (-1.3%).

Positioning

The aim of the Fund is to provide $1 of exposure to a U.S. equity strategy and $1 of exposure to a futures yield (carry) strategy for every $1 invested. The U.S. equity strategy attempts to track large-cap U.S. equities, while the futures yield strategy will invest long and short across commodities, currencies, bonds, and equities via futures contracts using a systematic and quantitative process that seeks to harvest roll yield (carry) in futures contracts.

Return Stacked U.S. Stocks & Futures Yield ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$95,831
Number of Holdings	28
Total Advisory Fee	$1,095,015
Portfolio Turnover Rate	83%

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	74.4
First American Government Obligations Fund - Class X, 3.61%	10.0
Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	2.1
Low Sulphur Gas Oil Futures Contracts	0.5
Natural Gas Futures Contracts	-0.5
Gold Futures Contracts	0.4
NY Harbor ULSD Futures Contracts	0.4
U.S. Treasury 5 Year Notes Futures Contracts	-0.4
FTSE 100 Index Futures Contracts	-0.3
U.S. Treasury 10 Year Notes Futures Contracts	-0.3

Percentages for futures contracts are based on unrealized appreciation (depreciation).

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/.

Return Stacked Bonds & Futures Yield ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2026 Return Stacked Bonds & Futures Yield ETF Ticker: RSBY (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Return Stacked Bonds & Futures Yield ETF (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Futures Yield ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Futures Yield ETF	$91	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked Bonds & Futures Yield ETF - $8,264
Bloomberg U.S. Aggregate Bond Index - $10,521
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
8/20/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025
9/30/2025
11/30/2025
1/31/2026

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 8/20/24
Return Stacked Bonds & Futures Yield ETF - at NAV	-7.78%	-12.33%
Bloomberg U.S. Aggregate Bond Index	6.85%	3.57%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/ for more recent performance information.

How did the Fund perform in the past year?

During the reporting period, the Fund generated a negative total return at net asset value ('NAV') of -7.78%, compared to the total return of the benchmark of 6.85%.

What Factors Influenced Performance?

The main driver of underperformance compared to the benchmark arose from the futures yield (carry) program, which generated an excess return of -8.69% over the reporting period. While U.S. bonds performed positively — the Bloomberg U.S. Aggregate Bond Index returned 6.85% — the carry strategy's losses more than offset the bond contribution, resulting in the Fund's combined NAV return of -7.78%. Within the carry strategy, metals were the largest detractor (-6.5%), with losses in copper (-4.1%) and gold (-3.4%) partially offset by gains from silver (+1.0%). Energies also detracted significantly (-6.0%), with losses in Brent crude (-2.2%), natural gas (-2.2%), and WTI crude (-1.8%) more than offsetting gains from gasoil (+0.9%) and heating oil (+0.8%). Currencies detracted (-1.8%), as gains in the Australian dollar (+2.5%) were more than offset by losses in the euro (-3.2%) and Canadian dollar (-1.9%). On the positive side, equity index futures contributed (+4.8%), led by the Euro Stoxx 50 (+2.6%), S&P/TSX 60 (+1.7%), and Nikkei 225 (+1.0%). Fixed income positions also contributed modestly (+0.9%), led by the 5-year Treasury note (+1.0%) and 10-year Treasury note (+0.8%), partially offset by losses in the Euro Bund (-1.3%).

Positioning

The aim of the Fund is to provide $1 of exposure to a bond strategy and $1 of exposure to a futures yield (carry) strategy for every $1 invested. The bond strategy attempts to track the broad U.S. bond market, while the futures yield strategy will invest long and short across commodities, currencies, bonds, and equities via futures contracts using a systematic and quantitative process that seeks to harvest roll yield (carry) in futures contracts.

Return Stacked Bonds & Futures Yield ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$77,953
Number of Holdings	29
Total Advisory Fee	$918,767
Portfolio Turnover Rate	75%

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	49.6
First American Government Obligations Fund - Class X, 3.61%	33.1
Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	2.1
U.S. Treasury 5 Year Notes Futures Contracts	-0.5
Low Sulphur Gas Oil Futures Contracts	0.5
Gold Futures Contracts	0.5
Natural Gas Futures Contracts	-0.5
NY Harbor ULSD Futures Contracts	0.5
U.S. Treasury 10 Year Notes Futures Contracts	-0.4
FTSE 100 Index Futures Contracts	-0.3

Percentages for futures contracts are based on unrealized appreciation (depreciation).

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/.

Return Stacked Bonds & Merger Arbitrage ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2026 Return Stacked Bonds & Merger Arbitrage ETF Ticker: RSBA (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Return Stacked Bonds & Merger Arbitrage ETF (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Merger Arbitrage ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Merger Arbitrage ETF	$99	0.96%

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked Bonds & Merger Arbitrage ETF - $10,808
Bloomberg U.S. Treasury Index - $11,630
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
12/17/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025
12/31/2025
1/31/2026

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception 12/17/24
Return Stacked Bonds & Merger Arbitrage ETF - at NAV	7.66%	7.17%
Bloomberg U.S. Treasury Index	5.67%	4.86%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/ for more recent performance information.

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive total return at net asset value ('NAV') of 7.66%, compared to the total return of the benchmark of 5.67%.

What Factors Influenced Performance?

The merger arbitrage strategy component of the Fund seeks to track the AlphaBeta Merger Arbitrage Index. The Index endeavors to generate long-term annualized returns equal to the risk-free rate plus 400 basis points. In pursuing this goal, the Index invests in a maximum of 20 deals at a time. Over the reporting period, the AlphaBeta Merger Arbitrage Index returned 2.97% in excess of T-bills, with returns accruing steadily across both halves of the year. The merger arbitrage strategy contributed to the Fund's outperformance relative to the Bloomberg U.S. Treasury Index benchmark, which returned 5.67%.

Positioning

The aim of the Fund is to provide $1 of exposure to core U.S. Treasuries and $1 of exposure to a merger arbitrage strategy, for every $1 invested. Merger arbitrage is a strategy that invests in companies involved in publicly announced merger and acquisition deals. The strategy seeks to capture the spread between the current trading price and the expected deal price.

Return Stacked Bonds & Merger Arbitrage ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$51,755
Number of Holdings	17
Total Advisory Fee	$203,870
Portfolio Turnover Rate	305%

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Security Type - Securities Sold Short

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts and swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

*	Less than 0.05% of net assets.
Top Ten Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.61%	33.4
Chart Industries, Inc.	12.5
Avidity Biosciences, Inc.	12.4
Brighthouse Financial, Inc.	12.4
Exact Sciences Corp.	12.4
Confluent, Inc.	4.8
Penumbra, Inc.	4.8
Cantaloupe, Inc.	4.6
Boston Scientific Corp.	-3.4
BioCryst Pharmaceuticals, Inc.	0.9

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/.

Return Stacked U.S. Stocks & Gold/Bitcoin ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2026 Return Stacked U.S. Stocks & Gold/Bitcoin ETF Ticker: RSSX (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Return Stacked U.S. Stocks & Gold/Bitcoin ETF (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Gold/Bitcoin ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Gold/Bitcoin ETF	$52	0.65%

The Fund commenced operations on May 29, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Return Stacked U.S. Stocks & Gold/Bitcoin ETF - $13,750
S&P 500® Total Return Index - $11,833
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
5/29/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025
12/31/2025
1/31/2026

Annual Performance

Returns for the Period Ended January 31, 2026	Since Inception 5/29/25
Return Stacked U.S. Stocks & Gold/Bitcoin ETF - at NAV	37.50%
S&P 500® Total Return Index	18.33%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/ for more recent performance information.

How did the Fund perform in the past year?

During the reporting period, the Fund generated a positive cumulative total return at net asset value ('NAV') of 37.50%, compared to the total return of the benchmark of 18.33%. It is worth noting that the Fund was not live for the entire reporting period. The Fund commenced operations May 29, 2025.

What Factors Influenced Performance?

The primary driver of the Fund's outperformance relative to the benchmark was its gold exposure. Gold prices rose significantly over the Fund's operating period, with the spot price climbing from $3,314.80 per ounce at the Fund's inception in late May 2025 to $4,745.10 per ounce by the end of January 2026, an excess return over T-bills of 40.34%. This surge was driven by strong central bank buying, elevated geopolitical uncertainty, and persistent demand for safe-haven assets, with gold surpassing $5,000 per ounce for the first time in history during late January before pulling back. Bitcoin declined over the same period, from $105,586.78 to $84,135.11, generating an excess return over T-bills of -23.13%. The BOLD Index (a publicly available risk-parity index that allocates between gold and bitcoin based on inverse 360-day volatility, and which serves as a useful proxy for the Fund's gold/bitcoin strategy) generated an excess return over T-bills of 19.04% from the Fund's inception through the end of January 2026. As of the most recent monthly rebalancing on January 30, 2026, the BOLD Index target weights were 63.1% gold and 36.9% bitcoin – bitcoin's highest-ever allocation in the index's history – reflecting a narrowing gap in 360-day volatility between the two assets. The risk-parity framework's structural tilt toward the lower-volatility asset (gold) proved beneficial given the sharp divergence in performance between the two assets during the period.

Positioning

The aim of the Fund is to provide $1 of exposure to a U.S. equity strategy and $1 of exposure to a Gold/Bitcoin strategy, for every $1 invested. The U.S. equity strategy attempts to track large-cap U.S. equities, while the Gold/Bitcoin strategy seeks to provide strategic exposure to both gold and bitcoin where each asset contributes an equal amount of risk to the portfolio. The allocation between gold and bitcoin is dynamically adjusted so that each asset contributes equally to overall portfolio risk.

Return Stacked U.S. Stocks & Gold/Bitcoin ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$61,645
Number of Holdings	6
Total Advisory Fee	$110,123
Portfolio Turnover Rate	61%

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	76.4
iShares Bitcoin Trust ETF	13.6
First American Government Obligations Fund - Class X, 3.61%	8.1
Micro Gold Futures Contracts	-3.9
Bitcoin Futures Contracts	-1.1
S&P 500 Index Futures Contracts	0.1

Percentages for futures contracts are based on unrealized appreciation (depreciation).

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Return Stacked Bonds & Futures Yield ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$17,250	$17,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,600	$6,500
( d ) All Other Fees	N/A	N/A

Return Stacked Bonds & Managed Futures ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$17,250	$17,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,600	$6,500
( d ) All Other Fees	N/A	N/A

Return Stacked Bonds & Merger Arbitrage ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$15,250	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$4,000
( d ) All Other Fees	N/A	N/A

Return Stacked Global Stocks & Bonds ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$15,250	$14,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Return Stacked U.S. Stocks & Futures Yield ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$17,250	$17,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,600	$6,500
( d ) All Other Fees	N/A	N/A

Return Stacked U.S. Stocks & Managed Futures ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$17,250	$17,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,600	$6,500
( d ) All Other Fees	N/A	N/A

Return Stacked U.S. Stocks & Gold/Bitcoin ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$17,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,600	N/A
( d ) All Other Fees	N/A	N/A

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds’ operations and financial reporting, during the Funds’ last two fiscal years.

	FYE 1/31/2026	FYE 1/31/2025
(a) Audit-Related Fees	N/A	N/A
(b) Tax Fees	$495,000	N/A
(c) All other fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 1/31/2026	FYE 1/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Fiscal Year Ended January 31,	Total Non-Audit Fees Billed to Funds (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Funds) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$39,200	$495,000	N/A	$534,200
2025	$33,000	N/A	N/A	$33,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, David Norris, and Domenick Pugliese.

(b) Not applicable

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2026

Tidal Trust II

•	Return Stacked Bonds & Futures Yield ETF	| RSBY | Cboe BZX Exchange, Inc.
•	Return Stacked Bonds & Managed Futures ETF	| RSBT | Cboe BZX Exchange, Inc.
•	Return Stacked Bonds & Merger Arbitrage ETF	| RSBA | Cboe BZX Exchange, Inc.
•	Return Stacked Global Stocks & Bonds ETF	| RSSB | Cboe BZX Exchange, Inc.
•	Return Stacked U.S. Stocks & Futures Yield ETF	| RSSY | Cboe BZX Exchange, Inc.
•	Return Stacked U.S. Stocks & Gold/Bitcoin ETF	| RSSX | Cboe BZX Exchange, Inc.
•	Return Stacked U.S. Stocks & Managed Futures ETF	| RSST | Cboe BZX Exchange, Inc.

Return Stacked ETFs

Consolidated Schedule of Investments	Return Stacked Bonds &
Futures Yield ETF

January 31, 2026

EXCHANGE TRADED FUNDS - 49.6%	Shares	Value
iShares Core U.S. Aggregate Bond ETF(a)(b)	385,994	$38,649,579
TOTAL EXCHANGE TRADED FUNDS (Cost $37,855,845)		38,649,579

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 33.1%
First American Government Obligations Fund - Class X, 3.61%(a)(b)(c)	25,824,235	25,824,235
TOTAL MONEY MARKET FUNDS (Cost $25,824,235)		25,824,235

TOTAL INVESTMENTS - 82.7% (Cost $63,680,080)		64,473,814
Other Assets in Excess of Liabilities - 17.3%		13,478,929
TOTAL NET ASSETS - 100.0%		$77,952,743

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of January 31, 2026 is $64,191,447.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	1

Consolidated Schedule of Futures Contracts	Return Stacked Bonds &
Futures Yield ETF

January 31, 2026

The Return Stacked Bonds & Futures Yield ETF & Return Stacked RSBY Cayman Subsidiary had the following futures contracts outstanding with Phillip Capital Inc.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	576	03/16/2026	$40,158,720	$1,640,797
Brent Crude Oil(a)	81	03/02/2026	5,614,920	226,736
British Pound/U.S. Dollar Cross Currency Rate	109	03/16/2026	9,331,081	97,982
Euro STOXX 50 Quanto Index	209	03/20/2026	14,796,438	165,974
Euro-Bund	420	03/06/2026	64,040,782	229,879
Long Gilt	125	03/27/2026	15,583,618	(81,762)
Low Sulphur Gas Oil(a)	75	03/12/2026	5,471,250	411,636
NY Harbor ULSD(a)	44	02/27/2026	4,680,984	351,629
Reformulated Gasoline Blendstock(a)	59	02/27/2026	4,812,772	223,400
Silver (a)	1	03/27/2026	392,655	34,676
U.S. Treasury 10 Year Notes	442	03/20/2026	49,428,031	(333,778)
U.S. Treasury 2 Year Notes	46	03/31/2026	9,590,641	(15,715)
U.S. Treasury 5 Year Notes	759	03/31/2026	82,677,633	(412,881)
U.S. Treasury 30 Year Bonds	180	03/20/2026	20,722,500	(186,128)
WTI Crude Oil(a)	54	02/20/2026	3,521,340	123,483
				$2,475,928

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(144)	03/17/2026	$10,617,120	$(162,440)
Copper(a)	(25)	03/27/2026	3,702,500	(93,678)
Euro/U.S. Dollar Cross Currency Rate	(9)	03/16/2026	1,337,962	(16,670)
FTSE 100 Index	(147)	03/20/2026	20,554,341	(247,649)
DAX German Stock Index	(5)	03/20/2026	3,660,568	17,201
Gold(a)	(11)	04/28/2026	5,219,610	383,390
Japanese Yen/U.S. Dollar Cross Currency Rate	(38)	03/16/2026	3,084,412	(16,144)
Nasdaq 100 Index	(1)	03/20/2026	513,400	(52)
Natural Gas(a)	(31)	02/25/2026	1,349,740	(364,560)
Nikkei 225 Index	(7)	03/12/2026	1,874,600	(1,054)
S&P 500 Index	(17)	03/20/2026	5,920,888	(10,056)
S&P/Toronto Stock Exchange 60 Index	(26)	03/19/2026	7,114,456	148,019
				$(363,693)
Net Unrealized Appreciation (Depreciation)				$2,112,235

(a)       Futures held in the Return Stacked RSBY Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	2

Consolidated Schedule of Investments	Return Stacked Bonds &
Managed Futures ETF

January 31, 2026

EXCHANGE TRADED FUNDS - 51.9%	Shares	Value
iShares Core U.S. Aggregate Bond ETF(a)(b)	502,617	$50,327,040
TOTAL EXCHANGE TRADED FUNDS (Cost $48,431,829)		50,327,040

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 35.9%
First American Government Obligations Fund - Class X, 3.61%(a)(b)(c)	34,844,908	34,844,908
TOTAL MONEY MARKET FUNDS (Cost $34,844,908)		34,844,908

TOTAL INVESTMENTS - 87.8% (Cost $83,276,737)		85,171,948
Other Assets in Excess of Liabilities - 12.2%		11,806,216
TOTAL NET ASSETS - 100.0%		$96,978,164

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of January 31, 2026 is $84,416,368.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	3

Consolidated Schedule of Futures Contracts	Return Stacked Bonds &
Managed Futures ETF

January 31, 2026

The Return Stacked Bonds & Managed Futures ETF & Return Stacked Cayman Subsidiary had the following futures contracts outstanding with Phillip Capital Inc.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	473	03/16/2026	$32,977,560	$832,248
Brent Crude Oil(a)	11	03/02/2026	762,520	12,168
British Pound/U.S. Dollar Cross Currency Rate	190	03/16/2026	16,265,188	147,774
Canadian Dollar/U.S. Dollar Cross Currency Rate	131	03/17/2026	9,658,630	36,302
Copper(a)	42	03/27/2026	6,220,200	297,822
Euro STOXX 50 Quanto Index	146	03/20/2026	10,336,268	223,023
Euro/U.S. Dollar Cross Currency Rate	158	03/16/2026	23,488,675	22,241
FTSE 100 Index	270	03/20/2026	37,752,871	1,176,866
DAX German Stock Index	9	03/20/2026	6,589,022	(114,940)
Gold(a)	26	04/28/2026	12,337,260	(727,934)
Low Sulphur Gas Oil(a)	19	03/12/2026	1,386,050	89,020
Nasdaq 100 Index	14	03/20/2026	7,187,600	(61,085)
Natural Gas(a)	3	02/25/2026	130,620	6,874
Nikkei 225 Index	26	03/12/2026	6,962,800	250,806
NY Harbor ULSD(a)	13	02/27/2026	1,383,018	79,494
Reformulated Gasoline Blendstock(a)	8	02/27/2026	652,579	7,225
S&P 500 Index	45	03/20/2026	15,672,938	(5,366)
S&P/Toronto Stock Exchange 60 Index	60	03/19/2026	16,417,974	(147,982)
Silver(a)	6	03/27/2026	2,355,930	79,308
U.S. Treasury 10 Year Notes	153	03/20/2026	17,109,703	(101,256)
U.S. Treasury 5 Year Notes	167	03/31/2026	18,191,258	(39,017)
U.S. Treasury 30 Year Bonds	125	03/20/2026	14,390,625	(120,512)
WTI Crude Oil(a)	4	02/20/2026	260,840	(2,494)
				$1,940,585

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
Euro-Bund	(134)	03/06/2026	$20,432,059	$(83,197)
Japanese Yen/U.S. Dollar Cross Currency Rate	(165)	03/16/2026	13,392,844	(264,441)
Long Gilt	(2)	03/27/2026	249,338	654
U.S. Treasury 2 Year Notes	(174)	03/31/2026	36,277,640	(43,717)
				$(390,701)
Net Unrealized Appreciation (Depreciation)				$1,549,884

(a)	Futures held in the Return Stacked Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Return Stacked Bonds &
Merger Arbitrage ETF

January 31, 2026

COMMON STOCKS - 64.9%	Shares	Value
Biotechnology - 13.4%
Avidity Biosciences, Inc.(a)(b)	88,743	$6,440,080
BioCryst Pharmaceuticals, Inc.(a)(b)	73,504	483,653
		6,923,733

Computers - 4.6%
Cantaloupe, Inc.(a)(b)	223,215	2,397,329

Healthcare - Products - 17.3%
Exact Sciences Corp.(a)(b)	62,859	6,432,990
Penumbra, Inc.(a)(b)	6,992	2,504,325
		8,937,315

Insurance - 12.4%
Brighthouse Financial, Inc.(a)(b)	100,227	6,420,542

Machinery - Diversified - 12.4%
Chart Industries, Inc.(a)(b)	31,101	6,448,481

Software - 4.8%
Confluent, Inc. - Class A(a)(b)	80,717	2,465,097
TOTAL COMMON STOCKS (Cost $33,376,312)		33,592,497

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 33.4%
First American Government Obligations Fund - Class X, 3.61%(b)(c)(d)	17,290,014	17,290,014
TOTAL MONEY MARKET FUNDS (Cost $17,290,014)		17,290,014

TOTAL INVESTMENTS - 98.3% (Cost $50,666,326)		50,882,511
Other Assets in Excess of Liabilities - 1.7%		872,668
TOTAL NET ASSETS - 100.0%		$51,755,179

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of January 31, 2026 was $47,955,359.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.	5

Schedule of Securities Sold Short	Return Stacked Bonds &
Merger Arbitrage ETF

January 31, 2026

COMMON STOCKS - (4.3)%	Shares	Value
Biotechnology - (0.9)%
BioCryst Pharmaceuticals, Inc.	(73,503)	$(483,650)

Healthcare - Products - (3.4)%
Boston Scientific Corp.	(18,571)	(1,736,945)
TOTAL COMMON STOCKS (Proceeds $2,162,924)		(2,220,595)

TOTAL SECURITIES SOLD SHORT - (4.3)% (Proceeds $2,162,924)		$(2,220,595)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	6

Schedule of Futures Contracts	Return Stacked Bonds &
Merger Arbitrage ETF

January 31, 2026

The Return Stacked Bonds & Merger Arbitrage ETF had the following futures contracts outstanding with StoneX.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
U.S. Treasury 10 Year Notes	116	03/20/2026	$12,972,062	$(90,813)
U.S. Treasury 2 Year Notes	62	03/31/2026	12,926,516	(10,658)
U.S. Treasury 5 Year Notes	119	03/31/2026	12,962,633	(56,185)
U.S. Treasury 30 Year Bonds	112	03/20/2026	12,894,000	(117,294)
Net Unrealized Appreciation (Depreciation)				$(274,950)

The accompanying notes are an integral part of these financial statements.	7

Schedule of Total Return Swap Contracts	Return Stacked Bonds &
Merger Arbitrage ETF

January 31, 2026

		Pay/
		Receive					Value/
		Equity on					Unrealized
		Reference		Payment	Maturity		Appreciation
Reference Entity	Counterparty	Entity	Financing Rate	Frequency	Date	Notional Amount	(Depreciation)
	Marex Capital
Confluent, Inc.	Markets, Inc.	Receive	OBFR + 3.00%	Monthly(a)	01/30/2029	$ 4,004,558	$(3,934)
	Marex Capital
Penumbra, Inc.	Markets, Inc.	Receive	OBFR + 3.00%	Monthly(a)	01/30/2029	3,957,779	12,929
Net Unrealized Appreciation (Depreciation)							8,995

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.

OBFR - Overnight Bank Funding Rate was 3.63% as of January 31, 2026.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination, but also periodically throughout the term based on predetermined notional thresholds.

The accompanying notes are an integral part of these financial statements.	8

Schedule of Investments	Return Stacked Global
Stocks & Bonds ETF

January 31, 2026

EXCHANGE TRADED FUNDS - 90.5%	Shares	Value
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF(a)(b)	2,866,352	$240,372,279
Vanguard Total International Stock ETF(a)(b)	2,084,637	166,062,183
TOTAL EXCHANGE TRADED FUNDS (Cost $373,087,954)		406,434,462

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 6.4%
First American Government Obligations Fund - Class X, 3.61%(b)(c)	28,630,860	28,630,860
TOTAL MONEY MARKET FUNDS (Cost $28,630,860)		28,630,860

TOTAL INVESTMENTS - 96.9% (Cost $401,718,814)		435,065,322
Other Assets in Excess of Liabilities - 3.1%		13,894,849
TOTAL NET ASSETS - 100.0%		$448,960,171

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of January 31, 2026 is $433,760,726.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	9

Schedule of Futures Contracts	Return Stacked Global
Stocks & Bonds ETF

January 31, 2026

The Return Stacked Global Stocks & Bonds ETF had the following futures contracts outstanding with Phillip Capital Inc.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
S&P 500 Index	130	03/20/2026	$45,277,375	$1,760
U.S. Treasury 10 Year Notes	1,012	03/20/2026	113,170,062	(773,742)
U.S. Treasury 2 Year Notes	543	03/31/2026	113,211,258	(87,437)
U.S. Treasury 5 Year Notes	1,040	03/31/2026	113,286,876	(449,075)
U.S. Treasury 30 Year Bonds	982	03/20/2026	113,052,750	(921,541)
Net Unrealized Appreciation (Depreciation)				$(2,230,035)

The accompanying notes are an integral part of these financial statements.	10

Consolidated Schedule of Investments	Return Stacked U.S. Stocks
& Futures Yield ETF

January 31, 2026

EXCHANGE TRADED FUNDS - 74.4%	Shares	Value
iShares Core S&P 500 ETF(a)(b)	102,560	$71,282,277
TOTAL EXCHANGE TRADED FUNDS (Cost $54,949,259)		71,282,277

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 10.0%
First American Government Obligations Fund - Class X, 3.61%(b)(c)	9,587,181	9,587,181
TOTAL MONEY MARKET FUNDS (Cost $9,587,181)		9,587,181

TOTAL INVESTMENTS - 84.4% (Cost $64,536,440)		80,869,458
Other Assets in Excess of Liabilities - 15.6%		14,961,056
TOTAL NET ASSETS - 100.0%		$95,830,514

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of January 31, 2026 is $80,380,157.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	11

Consolidated Schedule of Futures Contracts	Return Stacked U.S. Stocks
& Futures Yield ETF

January 31, 2026

The Return Stacked U.S. Stocks & Futures Yield ETF & Return Stacked RSSY Cayman Subsidiary had the following futures contracts outstanding with Phillip Capital Inc.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	710	03/16/2026	$49,501,200	$1,982,744
Brent Crude Oil(a)	100	03/02/2026	6,932,000	278,672
British Pound/U.S. Dollar Cross Currency Rate	134	03/16/2026	11,471,237	121,834
Euro STOXX 50 Quanto Index	258	03/20/2026	18,265,460	216,555
Euro-Bund	518	03/06/2026	78,983,630	273,960
Long Gilt	154	03/27/2026	19,199,017	(97,430)
Low Sulphur Gas Oil(a)	92	03/12/2026	6,711,400	506,961
NY Harbor ULSD(a)	54	02/27/2026	5,744,844	428,340
Reformulated Gasoline Blendstock(a)	72	02/27/2026	5,873,213	269,507
S&P 500 Index	47	03/20/2026	16,369,513	47,990
Silver(a)	1	03/27/2026	392,655	(47,049)
U.S. Treasury 10 Year Notes	438	03/20/2026	48,980,719	(280,258)
U.S. Treasury 5 Year Notes	827	03/31/2026	90,084,852	(403,835)
U.S. Treasury 30 Year Bonds	119	03/20/2026	13,699,875	(35,221)
WTI Crude Oil(a)	66	02/20/2026	4,303,860	153,693
				$3,416,463

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(177)	03/17/2026	$13,050,210	$(198,024)
Copper(a)	(31)	03/27/2026	4,591,100	(88,012)
Euro/U.S. Dollar Cross Currency Rate	(11)	03/16/2026	1,635,288	(18,765)
FTSE 100 Index	(181)	03/20/2026	25,308,406	(303,270)
German Stock Index	(6)	03/20/2026	4,392,681	28,291
Gold(a)	(13)	04/28/2026	6,168,630	429,763
Japanese Yen/U.S. Dollar Cross Currency Rate	(46)	03/16/2026	3,733,763	(18,716)
Nasdaq 100 Index	(1)	03/20/2026	513,400	(51)
Natural Gas(a)	(38)	02/25/2026	1,654,520	(451,093)
Nikkei 225 Index	(9)	03/12/2026	2,410,200	(1,160)
S&P/Toronto Stock Exchange 60 Index	(33)	03/19/2026	9,029,886	191,826
				$(429,211)
Net Unrealized Appreciation (Depreciation)				$2,987,252

(a)	Futures held in the Return Stacked RSSY Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	12

Consolidated Schedule of Investments	Return Stacked U.S. Stocks
& Gold/Bitcoin ETF

January 31, 2026

EXCHANGE TRADED FUNDS - 90.0%	Shares	Value
iShares Bitcoin Trust ETF(a)(b)	177,161	$8,413,376
iShares Core S&P 500 ETF(b)(c)(d)	67,745	47,084,807
TOTAL EXCHANGE TRADED FUNDS (Cost $54,891,355)		55,498,183

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 8.1%
First American Government Obligations Fund - Class X, 3.61%(b)(e)	4,995,240	4,995,240
TOTAL MONEY MARKET FUNDS (Cost $4,995,240)		4,995,240

TOTAL INVESTMENTS - 98.1% (Cost $59,886,595)		60,493,423
Other Assets in Excess of Liabilities - 1.9%		1,151,393
TOTAL NET ASSETS - 100.0%		$61,644,816

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of January 31, 2026 is $59,567,246.

(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	ETF and futures contracts held in the Return Stacked RSSX Cayman Subsidiary.

(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	13

Consolidated Schedule of Futures Contracts	Return Stacked U.S. Stocks
& Gold/Bitcoin ETF

January 31, 2026

The Return Stacked U.S. Stocks & Gold/Bitcoin ETF & Return Stacked RSSX Cayman Subsidiary had the following futures contracts outstanding with StoneX.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Micro Bitcoin(a)	1,292	02/27/2026	$10,866,366	$(665,299)
Micro Gold(a)	899	04/28/2026	42,658,449	(2,384,809)
S&P 500 Index	579	03/20/2026	20,165,846	55,998
Net Unrealized Appreciation (Depreciation)				$(2,994,110)

(a)	Futures held in the Return Stacked RSSX Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	14

Consolidated Schedule of Investments	Return Stacked U.S. Stocks
& Managed Futures ETF

January 31, 2026

EXCHANGE TRADED FUNDS - 78.0%	Shares	Value
iShares Core S&P 500 ETF(a)(b)	385,951	$268,247,523
TOTAL EXCHANGE TRADED FUNDS (Cost $212,914,049)		268,247,523

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 10.2%
First American Government Obligations Fund - Class X, 3.61%(b)(c)	35,251,200	35,251,200
TOTAL MONEY MARKET FUNDS (Cost $35,251,200)		35,251,200

TOTAL INVESTMENTS - 88.2% (Cost $248,165,249)		303,498,723
Other Assets in Excess of Liabilities - 11.8%		40,751,809
TOTAL NET ASSETS - 100.0%		$344,250,532

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of January 31, 2026 is $294,950,672.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	15

Consolidated Schedule of Futures Contracts	Return Stacked U.S. Stocks
& Managed Futures ETF

January 31, 2026

The Return Stacked U.S. Stocks & Managed Futures ETF & Newfound RSST Cayman Subsidiary had the following futures contracts outstanding with Phillip Capital Inc.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	1,686	03/16/2026	$117,547,920	$2,947,737
Brent Crude Oil(a)	40	03/02/2026	2,772,800	45,465
British Pound/U.S. Dollar Cross Currency Rate	677	03/16/2026	57,955,431	515,125
Canadian Dollar/U.S. Dollar Cross Currency Rate	468	03/17/2026	34,505,640	126,351
Copper(a)	148	03/27/2026	21,918,800	904,127
Euro STOXX 50 Quanto Index	519	03/20/2026	36,743,308	767,075
Euro/U.S. Dollar Cross Currency Rate	565	03/16/2026	83,994,313	82,017
FTSE 100 Index	960	03/20/2026	134,232,432	3,909,424
German Stock Index	31	03/20/2026	22,695,520	(416,407)
Gold(a)	93	04/28/2026	44,129,430	(2,611,487)
Low Sulphur Gas Oil(a)	69	03/12/2026	5,033,550	313,876
Nasdaq 100 Index	48	03/20/2026	24,643,200	(221,098)
Natural Gas(a)	10	02/25/2026	435,400	32,190
Nikkei 225 Index	91	03/12/2026	24,369,800	908,566
NY Harbor ULSD(a)	46	02/27/2026	4,893,756	281,792
Reformulated Gasoline Blendstock(a)	27	02/27/2026	2,202,455	23,505
S&P 500 Index	416	03/20/2026	144,887,600	162,503
S&P/Toronto Stock Exchange 60 Index	214	03/19/2026	58,557,442	(605,244)
Silver(a)	23	03/27/2026	9,031,065	(17,606)
U.S. Treasury 10 Year Notes	146	03/20/2026	16,326,906	(27,710)
U.S. Treasury 5 Year Notes	182	03/31/2026	19,825,203	16,687
U.S. Treasury 30 Year Bonds	56	03/20/2026	6,447,000	(7,380)
WTI Crude Oil(a)	14	02/20/2026	912,940	(9,289)
				$7,120,219

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
Euro-Bund	(477)	03/06/2026	$72,732,030	$(308,330)
Japanese Yen/U.S. Dollar Cross Currency Rate	(586)	03/16/2026	47,564,888	(986,361)
Long Gilt	(5)	03/27/2026	623,345	1,565
U.S. Treasury 2 Year Notes	(834)	03/31/2026	173,882,485	(207,979)
				$(1,501,105)
Net Unrealized Appreciation (Depreciation)				$5,619,114

(a)	Futures held in the Newfound RSST Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	16

Statements of Assets and Liabilities	Return Stacked ETFs

January 31, 2026

	Return Stacked Bonds & Futures Yield ETF (Consolidated)	Return Stacked Bonds & Managed Futures ETF (Consolidated)	Return Stacked Bonds & Merger Arbitrage ETF	Return Stacked Global Stocks & Bonds ETF	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)
ASSETS:
Investments, at value (Note 2)	$64,473,814	$85,171,948	$50,882,511	$435,065,322	$80,869,458
Deposit at broker for futures contracts	11,614,273	9,576,774	1,172,916	16,006,036	12,490,812
Unrealized appreciation on futures contracts	4,054,802	3,261,825	–	1,760	4,930,137
Unrealized appreciation on swap contracts	–	–	12,929	–	–
Dividends receivable	82,263	99,406	24,074	85,443	27,497
Interest receivable	15,079	18,152	–	26,573	18,987
Receivable for fund shares sold	–	1,392,330	–	1,441,250	–
Deposit at broker for securities sold short	–	–	2,171,499	–	–
Receivable for transaction fee	–	278	–	–	–
Total assets	80,240,231	99,520,713	54,263,929	452,626,384	98,336,891

LIABILITIES:
Securities sold short, at value	–	–	2,220,595	–	–
Unrealized depreciation on futures contracts	1,942,567	1,711,941	274,950	2,231,795	1,942,884
Unrealized depreciation on swap contracts	–	–	3,934	–	–
Payable for investments purchased	282,409	755,658	–	1,304,597	489,030
Payable to adviser (Note 4)	61,812	74,950	4,748	129,821	74,463
Interest payable	700	–	–	–	–
Payable for swap contracts	–	–	4,523	–	–
Total liabilities	2,287,488	2,542,549	2,508,750	3,666,213	2,506,377
NET ASSETS	$77,952,743	$96,978,164	$51,755,179	$448,960,171	$95,830,514

NET ASSETS CONSISTS OF:
Paid-in capital	$81,872,634	$93,823,797	$51,458,702	$418,927,142	$85,170,991
Total distributable earnings/(accumulated losses)	(3,919,891)	3,154,367	296,477	30,033,029	10,659,523
Total net assets	$77,952,743	$96,978,164	$51,755,179	$448,960,171	$95,830,514

Net assets	$77,952,743	$96,978,164	$51,755,179	$448,960,171	$95,830,514
Shares issued and outstanding(a)	4,925,000	5,225,000	2,475,000	15,575,000	4,775,000
Net asset value per share	$15.83	$18.56	$20.91	$28.83	$20.07

COST:
Investments, at cost	$63,680,080	$83,276,737	$50,666,326	$401,718,814	$64,536,440

PROCEEDS:
Securities sold short proceeds	$–	$–	$2,162,924	$–	$–

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	17

Statements of Assets and Liabilities	Return Stacked ETFs

January 31, 2026

	Return Stacked U.S. Stocks & Gold/Bitcoin ETF (Consolidated)	Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
ASSETS:
Investments, at value (Note 2)	$60,493,423	$303,498,723
Deposit at broker for futures contracts	3,732,728	34,625,842
Unrealized appreciation on futures contracts	55,998	11,038,005
Receivable for fund shares sold	1,354,330	2,954,980
Receivable for investments sold	641,125	–
Dividends receivable	12,813	108,105
Receivable for transaction fee	271	591
Interest receivable	–	67,459
Total assets	66,290,688	352,293,705

LIABILITIES:
Unrealized depreciation on futures contracts	3,050,108	5,418,891
Payable for investments purchased	1,564,290	2,353,377
Payable to Adviser (Note 4)	31,474	270,905
Total liabilities	4,645,872	8,043,173
NET ASSETS	$61,644,816	$344,250,532

NET ASSETS CONSISTS OF:
Paid-in capital	$56,462,401	$268,390,253
Total distributable earnings	5,182,415	75,860,279
Total net assets	$61,644,816	$344,250,532

Net assets	$61,644,816	$344,250,532
Shares issued and outstanding(a)	2,275,000	11,650,000
Net asset value per share	$27.10	$29.55

COST:
Investments, at cost	$59,886,595	$248,165,249

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	18

Statements of Operations	Return Stacked ETFs

For the Periods Ended January 31, 2026

	Return Stacked Bonds & Futures Yield ETF (Consolidated)		Return Stacked Bonds & Managed Futures ETF (Consolidated)		Return Stacked Bonds & Merger Arbitrage ETF	Return Stacked Global Stocks & Bonds ETF	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$3,348,825		$2,848,872		$337,650	$7,114,328	$1,530,271
Interest income	272,732		231,649		33,389	394,036	334,463
Total investment income	3,621,557		3,080,521		371,039	7,508,364	1,864,734

EXPENSES:
Investment advisory fee (Note 4)	918,767		797,128		203,870	1,609,374	1,095,015
Interest expense	1,360		188		87	57	831
Dividends on securities sold short	–		–		2,263	–	–
Income tax expense	–		–		114	28,806	–
Total expenses	920,127		797,316		206,334	1,638,237	1,095,846
Expense reimbursement by Adviser (Note 4)	–		–		–	(482,812)	–
Net expenses	920,127		797,316		206,334	1,155,425	1,095,846
NET INVESTMENT INCOME	2,701,430		2,283,205		164,705	6,352,939	768,888

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(276,731	)(a)	101,555	(a)	896,065 (a)	(710,620)	8,435,834 (a)
Redemptions in-kind	–		–		–	42,158,458	–
Securities sold short	–		–		(42,235)	–	–
Futures contracts	(18,210,231)		5,345,739		430,560	7,825,612	(18,606,989)
Swap contracts	—		–		(4,523)	–	–
Foreign currency transactions	177,978		265,597		–	–	326,768
Net realized gain (loss)	(18,308,984)		5,712,891		1,279,867	49,273,450	(9,844,387)
Net change in unrealized appreciation (depreciation) on:
Investments	2,087,098		1,054,273		171,827	14,756,216	2,577,813
Securities sold short	–		–		(29,765)	–	–
Future contracts	4,805,076		(441,677)		(287,340)	535,608	5,346,784
Swap contracts	–		–		8,995	–	–
Foreign currency translation	213,303		168,928		–	–	185,879
Net change in unrealized appreciation (depreciation)	7,105,477		781,524		(136,283)	15,291,824	8,110,476
Net realized and unrealized gain (loss)	(11,203,507)		6,494,415		1,143,584	64,565,274	(1,733,911)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(8,502,077)		$8,777,620		$1,308,289	$70,918,213	$(965,023)

(a)	Includes reimbursement from the Adviser (defined in Note 1) for losses on trade errors and interest reimbursement totaling $497,534 for RSBY ETF, $53,958 for RSBT ETF, $36,114 for RSBA ETF and $29,299 for RSSY ETF.

The accompanying notes are an integral part of these financial statements.	19

Statements of Operations	Return Stacked ETFs

For the Periods Ended January 31, 2026

	Return Stacked U.S. Stocks & Gold/Bitcoin ETF (Consolidated)(a)		Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$183,349		$3,626,617
Interest income	25,563		776,689
Total investment income	208,912		4,403,306

EXPENSES:
Investment advisory fee (Note 4)	110,123		2,548,921
Interest expense	324		808
Total expenses	110,447		2,549,729
NET INVESTMENT INCOME	98,465		1,853,577

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(355,400	)(b)	(2,018,246	)(b)
Futures contracts	8,458,110		20,389,364
Foreign currency transactions	–		306,504
Net realized gain (loss)	8,102,710		18,677,622
Net change in unrealized appreciation (depreciation) on:
Investments	606,828		26,160,236
Future contracts	(2,994,110)		526,352
Foreign currency translation	–		1,117,417
Net change in unrealized appreciation (depreciation)	(2,387,282)		27,804,005
Net realized and unrealized gain (loss)	5,715,428		46,481,627
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$5,813,893		$48,335,204

(a)	Inception date of the Fund was May 29, 2025.

(b)	Includes reimbursement from the Adviser (defined in Note 1) for losses on trade errors totaling $3,338 for RSSX ETF and $127,322 for RSST ETF.

The accompanying notes are an integral part of these financial statements.	20

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked Bonds & Futures Yield ETF (Consolidated)		Return Stacked Bonds & Managed Futures ETF (Consolidated)
	Year ended January 31, 2026	Period ended January 31, 2025(a)	Year ended January 31, 2026	Year ended January 31, 2025
OPERATIONS:
Net investment income (loss)	$2,701,430	$1,361,763	$2,283,205	$2,313,855
Net realized gain (loss)	(18,308,984)	(8,863,340)	5,712,891	(4,856,779)
Net change in unrealized appreciation (depreciation)	7,105,477	(4,076,884)	781,524	759,661
Net increase (decrease) in net assets from operations	(8,502,077)	(11,578,461)	8,777,620	(1,783,263)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,672,056)	(2,385,634)	(2,811,956)	–
Total distributions to shareholders	(1,672,056)	(2,385,634)	(2,811,956)	–

CAPITAL TRANSACTIONS:
Shares sold	10,808,776	122,484,002	17,256,140	59,482,820
Shares redeemed	(31,282,595)	–	(15,112,743)	(17,469,663)
ETF transaction fees (Note 8)	21,046	59,742	15,767	38,476
Net increase (decrease) in net assets from capital transactions	(20,452,773)	122,543,744	2,159,164	42,051,633

NET INCREASE (DECREASE) IN NET ASSETS	(30,626,906)	108,579,649	8,124,828	40,268,370

NET ASSETS:
Beginning of the period	108,579,649	–	88,853,336	48,584,966
End of the period	$77,952,743	$108,579,649	$96,978,164	$88,853,336

SHARES TRANSACTIONS
Shares sold	650,000	6,200,000	975,000	3,325,000
Shares redeemed	(1,925,000)	–	(925,000)	(1,025,000)
Total increase (decrease) in shares outstanding	(1,275,000)	6,200,000	50,000	2,300,000

(a)	Inception date of the Fund was August 20, 2024.

The accompanying notes are an integral part of these financial statements.	21

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked Bonds & Merger Arbitrage ETF		Return Stacked Global Stocks & Bonds ETF
	Year ended January 31, 2026	Period ended January 31, 2025(a)	Year ended January 31, 2026	Year ended January 31, 2025
OPERATIONS:
Net investment income (loss)	$164,705	$16,891	$6,352,939	$3,203,774
Net realized gain (loss)	1,279,867	(2,116)	49,273,450	584,156
Net change in unrealized appreciation (depreciation)	(136,283)	28,842	15,291,824	14,187,035
Net increase (decrease) in net assets from operations	1,308,289	43,617	70,918,213	17,974,965

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,054,280)	(1,263)	(14,315,409)	(2,431,389)
Total distributions to shareholders	(1,054,280)	(1,263)	(14,315,409)	(2,431,389)

CAPITAL TRANSACTIONS:
Shares sold	48,659,605	8,988,150	384,287,525	177,257,353
Shares redeemed	(6,220,373)	–	(238,784,130)	(10,839,220)
ETF transaction fees (Note 8)	27,440	3,994	29,070	25,206
Net increase (decrease) in net assets from capital transactions	42,466,672	8,992,144	145,532,465	166,443,339

NET INCREASE (DECREASE) IN NET ASSETS	42,720,681	9,034,498	202,135,269	181,986,915

NET ASSETS:
Beginning of the period	9,034,498	–	246,824,902	64,837,987
End of the period	$51,755,179	$9,034,498	$448,960,171	$246,824,902

SHARES TRANSACTIONS
Shares sold	2,325,000	450,000	13,525,000	7,675,000
Shares redeemed	(300,000)	–	(8,250,000)	(450,000)
Total increase (decrease) in shares outstanding	2,025,000	450,000	5,275,000	7,225,000

(a)	Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.	22

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)		Return Stacked U.S. Stocks & Gold/Bitcoin ETF (Consolidated)
	Year ended January 31, 2026	Period ended January 31, 2025(a)	Period ended January 31, 2026(b)
OPERATIONS:
Net investment income (loss)	$768,888	$1,010,440	$98,465
Net realized gain (loss)	(9,844,387)	(11,983,251)	8,102,710
Net change in unrealized appreciation (depreciation)	8,110,476	11,373,895	(2,387,282)
Net increase (decrease) in net assets from operations	(965,023)	401,084	5,813,893

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,943,392)	–	(628,706)
From return of capital	(1,394)	–	–
Total distributions to shareholders	(1,944,786)	–	(628,706)

CAPITAL TRANSACTIONS:
Shares sold	14,214,303	162,071,775	57,565,053
Shares redeemed	(63,093,831)	(14,978,687)	(1,105,695)
ETF transaction fees (Note 8)	38,654	87,025	271
Net increase (decrease) in net assets from capital transactions	(48,840,874)	147,180,113	56,459,629

NET INCREASE (DECREASE) IN NET ASSETS	(51,750,683)	147,581,197	61,644,816

NET ASSETS:
Beginning of the period	147,581,197	–	–
End of the period	$95,830,514	$147,581,197	$61,644,816

SHARES TRANSACTIONS
Shares sold	725,000	8,025,000	2,325,000
Shares redeemed	(3,250,000)	(725,000)	(50,000)
Total increase (decrease) in shares outstanding	(2,525,000)	7,300,000	2,275,000

(a)	Inception date of the Fund was May 28, 2024.
(b)	Inception date of the Fund was May 29, 2025.

The accompanying notes are an integral part of these financial statements.	23

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
	Year ended January 31, 2026	Year ended January 31, 2025
OPERATIONS:
Net investment income (loss)	$1,853,577	$1,705,787
Net realized gain (loss)	18,677,622	(5,744,286)
Net change in unrealized appreciation (depreciation)	27,804,005	30,350,933
Net increase (decrease) in net assets from operations	48,335,204	26,312,434

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,564,126)	(243,000)
Total distributions to shareholders	(3,564,126)	(243,000)

CAPITAL TRANSACTIONS:
Shares sold	62,803,559	208,651,832
Shares redeemed	(46,051,648)	(10,155,220)
ETF transaction fees (Note 8)	53,541	109,404
Net increase (decrease) in net assets from capital transactions	16,805,452	198,606,016

NET INCREASE (DECREASE) IN NET ASSETS	61,576,530	224,675,450

NET ASSETS:
Beginning of the year	282,674,002	57,998,552
End of the year	$344,250,532	$282,674,002

SHARES TRANSACTIONS
Shares sold	2,375,000	8,875,000
Shares redeemed	(2,075,000)	(425,000)
Total increase (decrease) in shares outstanding	300,000	8,450,000

The accompanying notes are an integral part of these financial statements.	24

Consolidated Financial Highlights	Return Stacked Bonds & Futures Yield ETF

For a share outstanding throughout the periods presented

	Year ended January 31, 2026	Period ended January 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.51	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.45	0.24
Net realized and unrealized gain (loss) on investments(d)	(1.81)	(2.33)
Total from investment operations	(1.36)	(2.09)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.41)
Total distributions	(0.32)	(0.41)

ETF transaction fees per share	0.00(e)	0.01
Net asset value, end of period	$15.83	$17.51

TOTAL RETURN(f)	-7.78%(g)	-10.42%

SUPPLEMENTAL DATA AND RATIOS:(h)
Net assets, end of period (in thousands)	$77,953	$108,580
Ratio of expenses to average net assets(i)	0.95%	0.95%
Ratio of interest expense to average net assets(i)	0.00%(j)	0.00%(j)
Ratio of net investment income (loss) to average net assets(i)	2.79%	2.93%
Portfolio turnover rate(f)(k)	75%	32%

(a)	Inception date of the Fund was August 20, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Had the Adviser not reimbursed trade errors, the total return for the period would have been -8.33%.

(h)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(i)	Annualized for periods less than one year.

(j)	Amount represents less than 0.005%.

(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	25

Consolidated Financial Highlights	Return Stacked Bonds & Managed Futures ETF

For a share outstanding throughout the periods presented

	Year ended January 31,		Period ended January 31,
	2026	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.17	$16.90	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.46	0.51	0.44
Net realized and unrealized gain (loss) on investments(d)	1.50	(0.25)	(3.15)
Total from investment operations	1.96	0.26	(2.71)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)	–	(0.41)
Total distributions	(0.57)	–	(0.41)

ETF transaction fees per share	0.00(e)	0.01	0.02
Net asset value, end of period	$18.56	$17.17	$16.90

TOTAL RETURN(f)	11.54%(g)	1.60%	-13.53%

SUPPLEMENTAL DATA AND RATIOS:(h)
Net assets, end of period (in thousands)	$96,978	$88,853	$48,585
Ratio of expenses to average net assets(i)	0.95%	0.95%	0.99%
Ratio of interest expense to average net assets(i)	0.00%(j)	0.00%(j)	–%
Ratio of net investment income (loss) to average net assets(i)	2.72%	2.93%	2.54%
Portfolio turnover rate(f)(k)	88%	103%	259%

(a)	Inception date of the Fund was February 7, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Had the Adviser not reimbursed trade errors, the total return for the period would have been 11.48%.

(h)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(i)	Annualized for periods less than one year.

(j)	Amount represents less than 0.005%.

(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	26

Financial Highlights	Return Stacked Bonds & Merger Arbitrage ETF

For a share outstanding throughout the periods presented

	Year ended January 31, 2026	Period ended January 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.08	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.04
Net realized and unrealized gain (loss) on investments(c)	1.34	0.03
Total from investment operations	1.50	0.07

LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	0.00(d)
Net realized gains	(0.11)	–
Total distributions	(0.70)	0.00(d)

ETF transaction fees per share	0.03	0.01
Net asset value, end of period	$20.91	$20.08

TOTAL RETURN(e)	7.66%(f)	0.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,755	$9,034
Ratio of expenses to average net assets(g)	0.96%	0.95%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	0.01%	0.00%(h)
Ratio of tax expenses to average net assets(g)	0.00%(h)	–%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(g)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(g)	0.77%	1.77%
Portfolio turnover rate(e)(i)	305%	2%

(a)	Inception date of the Fund was December 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Had the Adviser not reimbursed trade errors and interest reimbursement, the total return for the period would have been 7.58%.

(g)	Annualized for periods less than one year.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	27

Financial Highlights	Return Stacked Global Stocks & Bonds ETF

For a share outstanding throughout the periods presented

	Year ended January 31,		Period ended January 31,
	2026	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.96	$21.09	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.52	0.48	0.11
Net realized and unrealized gain (loss) on investments(d)	5.33	2.65	1.11
Total from investment operations	5.85	3.13	1.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	(0.22)	(0.13)
Net realized gains	(0.26)	(0.04)	–
Total distributions	(0.98)	(0.26)	(0.13)

ETF transaction fees per share(e)	0.00	0.00	0.00
Net asset value, end of period	$28.83	$23.96	$21.09

TOTAL RETURN(f)	24.45%	14.88%	6.06%

SUPPLEMENTAL DATA AND RATIOS:(g)
Net assets, end of period (in thousands)	$448,960	$246,825	$64,838
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(h)	0.51%	0.50%	0.50%
After expense reimbursement/recoupment(h)	0.36%	0.35%	0.35%
Ratio of interest expense to average net assets(h)	0.00%(i)	0.00%(i)	–%
Ratio of tax expenses to average net assets(h)	0.01%	–%	–%
Ratio of operational expenses to average net assets excluding interest and tax expense(h)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(h)	1.97%	2.06%	3.41%
Portfolio turnover rate(f)(j)	39%	7%	–%

(a)	Inception date of the Fund was December 4, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(h)	Annualized for periods less than one year.

(i)	Amount represents less than 0.005%.

(j)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	28

Consolidated Financial Highlights	Return Stacked U.S. Stocks & Futures Yield ETF

For a share outstanding throughout the periods presented

	Year ended January 31, 2026	Period ended January 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.22	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.13	0.14
Net realized and unrealized gain (loss) on investments(d)	0.10	0.07
Total from investment operations	0.23	0.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	–
Return of capital	0.00(e)	–
Total distributions	(0.39)	–

ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$20.07	$20.22

TOTAL RETURN(f)	1.25%(g)	1.09%

SUPPLEMENTAL DATA AND RATIOS:(h)
Net assets, end of period (in thousands)	$95,831	$147,581
Ratio of expenses to average net assets(i)	0.95%	0.95%
Ratio of interest expense to average net assets(i)(j)	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(i)	0.67%	1.02%
Portfolio turnover rate(f)(k)	83%	75%

(a)	Inception date of the Fund was May 28, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Had the Adviser not reimbursed trade errors, the total return for the period would have been 1.22%.

(h)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(i)	Annualized for periods less than one year.

(j)	Amount represents less than 0.005%.

(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	29

Consolidated Financial Highlights	Return Stacked U.S. Stocks & Gold/Bitcoin ETF

For a share outstanding throughout the period presented

Period ended
January 31,
2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.10
Net realized and unrealized gain (loss) on investments(d)	7.39
Total from investment operations	7.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)
Net realized gains	(0.14)
Total distributions	(0.39)

ETF transaction fees per share	0.00(e)
Net asset value, end of period	$27.10

TOTAL RETURN(f)	37.57%(g)

SUPPLEMENTAL DATA AND RATIOS:(h)
Net assets, end of period (in thousands)	$61,645
Ratio of expenses to average net assets(i)	0.65%
Ratio of interest expense to average net assets(j)	0.00%
Ratio of net investment income (loss) to average net assets(i)	0.58%
Portfolio turnover rate(f)(k)	61%

(a)	Inception date of the Fund was May 29, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Had the Adviser not reimbursed trade errors, the total return would not have changed.

(h)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(i)	Annualized for periods less than one year.

(j)	Amount represents less than 0.005%.

(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	30

Consolidated Financial Highlights	Return Stacked U.S. Stocks & Managed Futures ETF

For a share outstanding throughout the periods presented

	Year ended January 31,		Period ended January 31,
	2026	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.91	$20.00	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.17	0.23	0.11
Net realized and unrealized gain (loss) on investments(d)	4.79	4.69	0.06
Total from investment operations	4.96	4.92	0.17

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	–	(0.12)
Net realized gains	(0.24)	(0.02)	(0.07)
Total distributions	(0.32)	(0.02)	(0.19)

ETF transaction fees per share	0.00(e)	0.01	0.02
Net asset value, end of period	$29.55	$24.91	$20.00

TOTAL RETURN(f)	19.94%(g)	24.65%	0.92%

SUPPLEMENTAL DATA AND RATIOS:(h)
Net assets, end of period (in thousands)	$344,251	$282,674	$57,999
Ratio of expenses to average net assets(i)	0.95%	0.95%	0.96%
Ratio of interest expense to average net assets(i)	0.00%(j)	0.00%(j)	–%
Ratio of net investment income (loss) to average net assets(i)	0.69%	0.95%	1.32%
Portfolio turnover rate(f)(k)	105%	118%	19%

(a)	Inception date of the Fund was September 5, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Had the Adviser not reimbursed trade errors, the total return for the period would have been 19.91%.

(h)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(i)	Annualized for periods less than one year.

(j)	Amount represents less than 0.005%.

(k)	Portfolio turnover rate excludes in-kind transactions, if any.

31

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

NOTE 1 – ORGANIZATION

The Return Stacked Bonds & Futures Yield ETF (the “RSBY ETF”), the Return Stacked Bonds & Managed Futures ETF (the “RSBT ETF”), the Return Stacked Bonds & Merger Arbitrage ETF (the “RSBA ETF”), the Return Stacked Global Stocks and Bonds ETF (the “RSSB ETF”), the Return Stacked U.S. Stocks & Futures Yield ETF (the “RSSY ETF”), the Return Stacked U.S. Stocks & Gold/Bitcoin ETF (the “RSSX ETF”), and the Return Stacked U.S. Stocks & Managed Futures ETF (the “RSST ETF”) (each a “Fund”, and collectively, the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Newfound Research LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. ReSolve Asset Management SEZC (Cayman) (“ReSolve” or “Futures Trading Advisor”) serves as futures trading advisor to RSBY ETF, RSBT ETF, RSSY ETF, RSSX ETF and RSST ETF and their respective Subsidiaries. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The RSBY ETF commenced operations on August 20, 2024, the RSBT ETF commenced operations on February 7, 2023, the RSBA ETF commenced operations on December 17, 2024, the RSSB ETF commenced operations on December 4, 2023, the RSSY ETF commenced operations on May 28, 2024, the RSSX ETF commenced operations on May 29, 2025, and the RSST ETF commenced operations on September 5, 2023.

The investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying reference asset, which may include individual stocks, baskets of securities, market indices, exchange-traded funds, or other instruments that the contract is tracking.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2026:

RSBY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$38,649,579	$—	$—	$38,649,579
Money Market Funds	25,824,235	—	—	25,824,235
Total Investments	$64,473,814	$—	$—	$64,473,814

Other Financial Instruments:(a)
Futures Contracts	$4,054,802	$—	$—	$4,054,802
Total Other Financial Instruments	$4,054,802	$—	$—	$4,054,802

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(1,942,567)	$—	$—	$(1,942,567)
Total Other Financial Instruments	$(1,942,567)	$—	$—	$(1,942,567)

RSBT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$50,327,040	$—	$—	$50,327,040
Money Market Funds	34,844,908	—	—	34,844,908
Total Investments	$85,171,948	$—	$—	$85,171,948

Other Financial Instruments:(a)
Futures Contracts	$3,261,825	$—	$—	$3,261,825
Total Other Financial Instruments	$3,261,825	$—	$—	$3,261,825

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(1,711,941)	$—	$—	$(1,711,941)
Total Other Financial Instruments	$(1,711,941)	$—	$—	$(1,711,941)

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

RSBA ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(b)	$33,592,497	$—	$—	$33,592,497
Money Market Funds	17,290,014	—	—	17,290,014
Total Investments	$50,882,511	$—	$—	$50,882,511

Other Financial Instruments:(a)
Total Return Swap Contracts	$—	$12,929	$—	$12,929
Total Other Financial Instruments	$—	$12,929	$—	$12,929

Liabilities:
Investments:
Common Stocks(b)	$(2,220,595)	$—	$—	$(2,220,595)
Total Investments	$(2,220,595)	$—	$—	$(2,220,595)

Other Financial Instruments:(a)
Futures Contracts	$(274,950)	$—	$—	$(274,950)
Total Return Swap Contracts	—	(3,934)	—	(3,934)
Total Other Financial Instruments	$(274,950)	$(3,934)	$—	$(278,884)

RSSB ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$406,434,462	$—	$—	$406,434,462
Money Market Funds	28,630,860	—	—	28,630,860
Total Investments	$435,065,322	$—	$—	$435,065,322

Other Financial Instruments:(a)
Futures Contracts	$1,760	$—	$—	$1,760
Total Other Financial Instruments	$1,760	$—	$—	$1,760

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(2,231,795)	$—	$—	$(2,231,795)
Total Other Financial Instruments	$(2,231,795)	$—	$—	$(2,231,795)

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

RSSY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$71,282,277	$—	$—	$71,282,277
Money Market Funds	9,587,181	—	—	9,587,181
Total Investments	$80,869,458	$—	$—	$80,869,458

Other Financial Instruments:(a)
Futures Contracts	$4,930,136	$—	$—	$4,930,136
Total Other Financial Instruments	$4,930,136	$—	$—	$4,930,136

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(1,942,884)	$—	$—	$(1,942,884)
Total Other Financial Instruments	$(1,942,884)	$—	$—	$(1,942,884)

RSSX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$55,498,183	$—	$—	$55,498,183
Money Market Funds	4,995,240	—	—	4,995,240
Total Investments	$60,493,423	$—	$—	$60,493,423

Other Financial Instruments:(a)
Futures Contracts	$55,998	$—	$—	$55,998
Total Other Financial Instruments	$55,998	$—	$—	$55,998

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(3,050,108)	$—	$—	$(3,050,108)
Total Other Financial Instruments	$(3,050,108)	$—	$—	$(3,050,108)

RSST ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$268,247,523	$—	$—	$268,247,523
Money Market Funds	35,251,200	—	—	35,251,200
Total Investments	$303,498,723	$—	$—	$303,498,723

Other Financial Instruments:(a)
Futures Contracts	$11,038,005	$—	$—	$11,038,005
Total Other Financial Instruments	$11,038,005	$—	$—	$11,038,005

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(5,418,891)	$—	$—	$(5,418,891)
Total Other Financial Instruments	$(5,418,891)	$—	$—	$(5,418,891)

(a)	Presented at the unrealized appreciation (depreciation) as of January 31, 2026.

(b)	See Schedules of Investments for a more detailed breakout by type.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

B.	Derivative Instruments. The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. Each Funds’ average net notional value of futures contracts outstanding during the periods ended January 31, 2026, were $169,054,258 for the RSBY ETF, $134,171,303 for the RSBT ETF, $22,115,024 for the RSBA ETF, $353,978,775 for the RSSB ETF, $173,355,205 for the RSSY ETF, $30,225,090 for the RSSX ETF and $370,997,869 for the RSST ETF.

Only RSBA ETF may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Fund to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.

The RSBA ETF average net notional value of total return swap contracts during the year ended January 31, 2026 was $7,962,336.

The following tables show the effects of derivative instruments on the financial statements.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

Statements of Assets and Liabilities

Fair value of derivative instruments as of January 31, 2026:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

RSBY ETF
Futures Contracts	Unrealized appreciation		Unrealized depreciation
Commodities Risk	on futures contracts (see	$1,754,950	on futures contracts (see	$458,238
Equities Risk	Consolidated Statements	331,194	Consolidated Statements	258,812
Currency Risk	of Assets and	1,738,779	of Assets and	195,253
Interest Rate Risk	Liabilities)	229,879	Liabilities)	1,030,264
Total		$4,054,802		$1,942,567

RSBT ETF
Futures Contracts	Unrealized appreciation		Unrealized depreciation
Commodities Risk	on futures contracts (see	$571,912	on futures contracts (see	$730,428
Equities Risk	Consolidated Statements	1,650,695	Consolidated Statements	329,373
Currency Risk	of Assets and	1,038,565	of Assets and	264,441
Interest Rate Risk	Liabilities)	653	Liabilities)	387,699
Total		$3,261,825		$1,711,941

RSBA ETF
Futures Contracts	Unrealized appreciation		Unrealized depreciation
	on futures contracts (see		on futures contracts (see
Interest Rate Risk	Statements of Assets and	$-	Statements of Assets and	$274,950
	Liabilities)		Liabilities)
	Unrealized appreciation		Unrealized depreciation
	on swap contracts (see		on swap contracts (see
Swap Contracts	Statements of Assets and		Statements of Assets and
Equity Risk	Liabilities)	12,929	Liabilities)	3,934
Total		$12,929		$278,884

RSSB ETF
Futures Contracts	Unrealized appreciation		Unrealized depreciation
	on futures contracts (see		on futures contracts (see
	Statements of Assets and		Statements of Assets and
Equities Risk	Liabilities)	$1,760	Liabilities)	$-
Interest Rate Risk		-		2,231,795
Total		$1,760		$2,231,795

RSSY ETF
Futures Contracts	Unrealized appreciation		Unrealized depreciation
Commodities Risk	on futures contracts (see	$2,066,937	on futures contracts (see	$586,153
Equities Risk	Consolidated Statements	484,662	Consolidated Statements	304,482
Currency Risk	of Assets and Liabilities)	2,104,578	of Assets and Liabilities)	235,505
Interest Rate Risk		273,960		816,744
Total		$4,930,137		$1,942,884

RSSX ETF
Futures Contracts	Unrealized appreciation		Unrealized appreciation
Commodities Risk	on futures contracts (see	$-	on futures contracts (see	$2,384,809
Equities Risk	Consolidated Statements	55,998	Consolidated Statements	-
Currency Risk	of Assets and Liabilities)	-	of Assets and Liabilities)	665,299
Total		$55,998		$3,050,108

RSST ETF
Futures Contracts	Unrealized appreciation		Unrealized depreciation
Commodities Risk	on futures contracts (see	$1,600,954	on futures contracts (see	$2,638,381
Equities Risk	Consolidated Statements	5,747,568	Consolidated Statements	1,242,749
Currency Risk	of Assets and Liabilities)	3,671,230	of Assets and Liabilities)	986,362
Interest Rate Risk		18,253		551,399
Total		$11,038,005		$5,418,891

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended January 31, 2026:

			Change in Unrealized
		Realized Gain (Loss)	Appreciation
	Location of Gain	on Derivatives	(Depreciation) on
	(Loss) on Derivatives	Recognized in	Derivatives Recognized in
Instrument	Recognized in Income	Income	Income
RSBY ETF
Futures Contracts	Net realized gain (loss)
Commodities Risk	and unrealized	$(18,598,333)	$2,794,642
Equities Risk	appreciation (depreciation)	3,368,908	430,203
Currency Risk	on futures contracts	(3,647,278)	310,963
Interest Rate Risk		666,472	1,269,268
Total		$(18,210,231)	$4,805,076
RSBT ETF
Futures Contracts	Net realized gain (loss)
Commodities Risk	and unrealized	$8,455,315	$(188,818)
Equities Risk	appreciation (depreciation)	4,580,430	(126,086)
Currency Risk	on futures contracts	(4,049,617)	(254,516)
Interest Rate Risk		(3,640,389)	127,743
Total		$5,345,739	$(441,677)
RSBA ETF
Futures Contracts	Net realized gain (loss) and unrealized
Interest Rate Risk	appreciation (depreciation) on futures contracts	$430,560	$(287,340)

Swap Contracts	Net realized gain (loss)
Equity Risk	and unrealized	(4,523)	8,995
	appreciation (depreciation)
	on swap contracts
Total		$426,037	$(278,345)
RSSB ETF
Futures Contracts	Net realized gain (loss)
	and unrealized
Commodities Risk	appreciation (depreciation)	$-	$-
Equities Risk	on futures contracts	3,311,996	341,590
Interest Rate Risk		4,513,616	194,018
Total		$7,825,612	$535,608
RSSY ETF
Futures Contracts	Net realized gain (loss)
Commodities Risk	and unrealized	$(22,166,384)	$3,509,429
Equities Risk	appreciation (depreciation)	6,863,575	337,289
Currency Risk	on futures contracts	(3,879,667)	153,017
Interest Rate Risk		575,487	1,347,049
Total		$(18,606,989)	$5,346,784
RSSX ETF
Futures Contracts	Net realized gain (loss)
Commodities Risk	and unrealized	$9,401,556	$(2,384,809)
Equities Risk	appreciation (depreciation)	538,388	55,998
Currency Risk	on futures contracts	(1,481,834)	(665,299)
Total		$8,458,110	$(2,994,110)
RSST ETF
Futures Contracts	Net realized gain (loss)
Commodities Risk	and unrealized	$28,627,030	$(1,108,597)
Equities Risk	appreciation (depreciation)	19,187,374	1,150,447
Currency Risk	on futures contracts	(12,084,470)	(1,025,291)
Interest Rate Risk		(15,340,570)	1,509,793
Total		$20,389,364	$526,352

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

The total return swap contracts are subject to master netting agreements, which are agreements between RSBA ETF and its swap counterparty that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.

Under the master netting agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master netting agreements with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of master netting agreements.

The following table presents the RSBA ETF’s gross derivative assets and liabilities of Total Return Swap Contracts by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the RSBA ETF as of January 31, 2026.

			Gross Amounts	Net Amounts
			Presented in the	Offset in the
			Statement of	Statements of		Cash Collateral
			Assets and	Assets and	Financial	Pledged
Description	Counterparty	Investment Type	Liabilities	Liabilities	Instruments	(Received)	Net Amount
Assets	Marex Capital Markets, Inc.	Total Return Swap Contracts	$12,929	$-	$(3,934)	$-	$8,995

Liabilities	Marex Capital Markets, Inc.	Total Return Swap Contracts	(3,934)	-	3,934	-	-

C.	Federal Income Taxes. The Funds have each elected to be taxed as a regulated investment company (“RIC”) and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Subsidiaries (defined in Note 2.G.) are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly-owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

E.	Futures Contracts. The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds, commodities, currencies, foreign government bonds, foreign stock indexes, and U.S. stock indexes. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, the value of the futures contract is marked-to-market daily in accordance with applicable valuation procedures, and the resulting unrealized appreciation or depreciation is monitored by the Adviser and the broker on a daily basis. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the periods ended January 31, 2026. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. or StoneX acting as the futures commission merchant.

F.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

G.	Basis for Consolidation for the Fund. The RSBY ETF, RSBT ETF, RSSY ETF, RSSX ETF, and RSST ETF invest in the Return Stacked RSBY Cayman Subsidiary (“RSBY CFC”), Return Stacked Cayman Subsidiary (“RSBT CFC”), Return Stacked RSSY Cayman Subsidiary (“RSSY CFC”), Return Stacked RSSX Cayman Subsidiary (“RSSX CFC”), and Newfound RSST Cayman Subsidiary (“RSST CFC”), respectively (collectively, the “Subsidiaries”). Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Funds, the Subsidiaries may invest without limitation in futures contracts; however, the Subsidiaries will comply with the same 1940 Act, requirements that are applicable to the Funds’ transactions in derivatives. In addition, the Subsidiaries will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Funds. Unlike the Funds, the Subsidiaries will not seek to qualify as a RIC under the Code. The Funds are the sole investor in their respective Subsidiaries and do not expect the shares of the Subsidiaries to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Funds and their Subsidiaries.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

Each Fund’s investment in its Subsidiary as of January 31, 2026 was as follows:

			% of
Fund	Subsidiary	Net Assets	Fund
RSBY ETF	RSBY CFC	$3,400,364	4.4%
RSBT ETF	RSBT CFC	$8,644,739	8.9%
RSSY ETF	RSSY CFC	$4,220,710	4.4%
RSSX ETF	RSSX CFC	$7,356,250	11.9%
RSST ETF	RSST CFC	$11,442,212	3.3%

H.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

I.	Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations ("SIPC") or Federal Deposit Insurance Corporation ("FDIC") limitations.

J.	Short Sales. RSBA ETF may make short sales as part of their overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. RSBA ETF may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose RSBA ETF to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to RSBA ETF. A gain on a short sale is limited to the price at which a Fund sold the security short and a loss, unlimited in size, will be recognized upon the termination of the short sale. RSBA ETF’s investment performance may also suffer if either RSBA ETF is required to close out a short position earlier than they had intended. RSBA ETF must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. RSBA ETF will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the RSBA ETF’s needs for immediate cash or other liquidity. Interest income is accrued on cash proceeds held at the broker for short sales. In addition, RSBA ETF may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with RSBA ETF’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause RSBA ETF to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of RSBA ETF.

K.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

L.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

M.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Funds, rounded to the nearest cent. Fund shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (“CboeBZX”) is closed for trading.

N.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

O.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

P.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. These reclassifications are primarily due to adjustments for redemptions in-kind, non deductible taxes, excess distributions, and activity related to the Subsidiaries. For the periods ended January 31, 2026, the following adjustments were made.

		Total Distributable
		Earnings/(Accumulated
Fund	Paid-In Capital	losses)
RSBY	$(15,738,988)	$15,738,988
RSBT	$-	$-
RSBA	$(114)	$114
RSSB	$42,129,652	$(42,129,652)
RSSY	$(18,571,867)	$18,571,867
RSSX	$2,772	$(2,772)
RSST	$-	$-

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Bond Risks (RSBY ETF, RSBT ETF & RSSB ETF Only). Each Fund will be subject to bond and fixed income risks through its investments in U.S. Treasury securities, broad-based bond ETFs, and investments in U.S. Treasury and fixed-income futures contracts. Changes in interest rates generally will cause the value of fixed-income and bond instruments held by each Fund (or underlying ETFs) to vary inversely to such changes. Prices of longer-term fixed -income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating-rate loans to price volatility related to changes in prevailing interest rates. The prices of floating- rate fixed -income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Each Fund (or underlying ETFs) may invest in short-term securities that, when interest rates decline, affect each Fund’s (or underlying ETF’s) yield as these securities mature or are sold and each Fund (or underlying ETFs) purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

Bitcoin Investment Risks (RSSX ETF Only). The Fund’s indirect investment in bitcoin, through investment in bitcoin futures and/or bitcoin Underlying Funds, exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

The Fund’s strategy may be harmed to the extent bitcoin is viewed less as a risk asset, and more as, like gold, a safe haven asset, resulting in the two assets having a much higher correlation and a less stable investment trajectory for the Fund.

Digital Assets Risk (RSSX ETF Only). Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

Cayman Subsidiary Risk (RSBY ETF, RSBT ETF, RSSY ETF & RSST ETF Only). By investing in the Subsidiaries, the Funds are indirectly exposed to the risks associated with each Subsidiary’s investments. The futures contracts and other investments held by the Subsidiaries are subject to the same economic risks that apply to similar investments if held directly by the Funds. The Subsidiaries are not registered under the 1940 Act, and, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to continue to operate as they do currently and could adversely affect the Funds. For example, the Cayman Islands do not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If the Cayman Islands law changes such that the Subsidiaries must pay the Cayman Islands taxes, the Funds’ shareholders would likely suffer decreased investment returns.

Derivatives Risk (RSBY ETF, RSBT ETF, RSBA ETF, RSSB ETF, RSSY ETF & RSST ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or a Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset or assets. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Funds to make daily cash payments to maintain their required margin, particularly at times when the Funds may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

●	Options Contracts (RSBA ETF Only). The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

●	Swap Agreements (RSBA ETF Only). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

Equity Market Risk (RSBA ETF, RSSX ETF & RSST ETF Only). By virtue of the Funds’ investments in or exposure to equity securities, the Funds are subject to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Market Capitalization Risk (RSBA ETF Only).

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Gold Investment Risks (RSSX ETF Only). The Fund will not invest directly in gold but will gain exposure through gold futures contracts and gold Underlying Funds. These investments are subject to significant risk due to the inherent volatility and unpredictability of the commodities markets. The value of these investments is typically derived from the price movements of physical gold or related economic variables. Price fluctuations in gold linked instruments can be swift and substantial, often showing a low correlation with the returns of traditional equity and bond markets and may not align with trends in other asset classes.

Numerous factors can influence the price of gold, gold futures contracts and gold Underlying Funds, including overall market movements, interest rate changes, and variations in global supply and demand. Additionally, the volume of gold imports and exports, production factors such as weather conditions, and technological advances in gold processing and mining can significantly impact gold prices. Increased hedging activities, economic conditions, regulatory developments, and political stability also play crucial roles. Furthermore, global supply and demand dynamics, political and economic events, inflation expectations, currency exchange rates, and investment activities of hedge funds and commodity funds can all affect gold prices. Sharp fluctuations in gold markets may result in potential losses. In addition, gold markets have experienced extended periods of flat or declining prices. Investors should also be aware that while gold is often used to preserve wealth, there is no assurance that it will maintain its long-term value in terms of purchasing power.

Underlying ETFs Risks (RSSB ETF & RSSY ETF Only). The Funds will incur higher and duplicative expenses because they invest in other ETFs (e.g., Global equity ETFs). There is also the risk that the Funds may suffer losses due to the investment practices of the underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the underlying ETFs. Additionally, underlying ETFs are also subject to the “ETF Risks” described in each Fund’s prospectus.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also serves as adviser to the Subsidiaries pursuant to advisory agreements between the Adviser and the Subsidiaries (the “Subsidiary Advisory Agreements”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiaries and is not entitled to any compensation under the Subsidiary Advisory Agreements.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

		Investment Advisory Fee
Fund	Investment Advisory Fee	After Waiver
RSBY ETF	0.95%	N/A
RSBT ETF	0.95%	N/A
RSBA ETF	0.95%	N/A
RSSB ETF(a)	0.50%	0.35%
RSST ETF	0.95%	N/A
RSSX ETF	0.65%	N/A
RSSY ETF	0.95%	N/A

(a)	The Adviser has contractually agreed to waive to 0.35% of its Investment Advisory Fee for the RSSB ETF until at least May 31, 2026 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees waived with respect to the RSSB ETF are not subject to reimbursement to the Adviser by the Fund. Investment Advisory Fees for the year ended January 31, 2026 are disclosed in the Statements of Operations.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended January 31, 2026 are disclosed in the Statements of Operations.

ReSolve serves as the futures trading advisor to RSBY ETF, RSBT ETF, RSSY ETF, RSSX ETF, RSST ETF and each Subsidiary, pursuant to a trading advisory agreement (the “Trading Advisory Agreement”) between the Adviser and the Futures Trading Advisor.

Pursuant to the Trading Advisory Agreement, the Futures Trading Advisor is responsible for the day-to -day management of the respective Funds' commodities portfolio, including recommending commodities investments to be purchased and sold by the respective Funds, subject to the supervision of the Adviser and the Board. The Futures Trading Advisor is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the respective Funds' average daily net assets.

The Futures Trading Advisor also serves as the futures trading advisor to each of the Subsidiaries, respectively, organized under the laws of the Cayman Islands as an exempted company, pursuant to trading advisory agreements between the Adviser and the Futures Trading Advisor (the “Subsidiary Trading Advisory Agreements”). Under the Subsidiary Trading Advisory Agreements, the Futures Trading Advisor is responsible for the day-to-day management of each Subsidiary’s commodities portfolio, including making recommendations about the commodities investments to be purchased and sold by each Subsidiary, subject to the supervision of the Adviser and the Board. The Futures Trading Advisor is not paid an additional fee under the Subsidiary Trading Advisory Agreements.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to- day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly. The Sub-Adviser and Resolve have agreed to assume the Adviser’s obligation to pay a portion of expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser and Resolve a corresponding share of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC ("Tidal"), a Tidal Financial Group company and an affiliate of the Adviser.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

Tidal serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund -related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiaries, were as follows:

Fund	Purchases	Sales
RSBY ETF	$36,621,777	$53,255,828
RSBT ETF	42,316,308	37,300,186
RSBA ETF	68,624,862	36,844,041
RSSB ETF	179,634,845	112,009,151
RSSY ETF	73,630,851	122,851,949
RSSX ETF	68,289,865	13,039,774
RSST ETF	250,424,892	216,325,882

For the periods ended January 31, 2026, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the periods ended January 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
RSBY ETF	$-	$-
RSBT ETF	-	-
RSBA ETF	-	-
RSSB ETF	293,459,938	237,212,207
RSSY ETF	-	-
RSSX ETF	-	-
RSST ETF	-	-

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended January 31, 2026 were as follows:

Distributions paid from:	RSBY ETF	RSBT ETF	RSBA ETF	RSSB ETF
Ordinary income	$1,672,056	$2,811,956	$960,914	$10,446,709
Long-term capital gain	-	-	93,366	3,868,700
Return of capital	-	-	-	-
Total distributions paid	$1,672,056	$2,811,956	$1,054,280	$14,315,409

Distributions paid from:	RSSY ETF	RSSX ETF	RSST ETF
Ordinary income	$1,943,392	$397,426	$915,484
Long-term capital gain	-	231,280	2,648,642
Return of capital	1,394	-	-
Total distributions paid	$1,944,786	$628,706	$3,564,126

The tax character of distributions paid during the prior fiscal periods ended January 31, 2025 were as follows:

Distributions paid from:	RSBY ETF	RSBT ETF	RSBA ETF	RSSB ETF
Ordinary income	$2,385,634	$-	$1,263	$2,099,440
Long-term capital gain	-	-	-	331,949
Return of capital	-	-	-	-
Total distributions paid	$2,385,634	$-	$1,263	$2,431,389

Distributions paid from:	RSSY ETF	RSST ETF
Ordinary income	$-	$-
Long-term capital gain	-	243,000
Return of capital	-	-
Total distributions paid	$-	$243,000

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

As of January 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RSBY ETF	RSBT ETF	RSBA ETF	RSSB ETF
Investments, at cost(a)	$65,569,278	$85,488,905	$48,243,235	$399,853,078
Gross tax unrealized appreciation	1,530,519	1,897,336	422,321	33,346,508
Gross tax unrealized depreciation	(1,687,836)	(508,145)	(278,590)	(364,299)
Net tax unrealized appreciation (depreciation)	(157,317)	1,389,191	143,731	32,982,209
Undistributed ordinary income (loss)	36,390	8,660,898	152,746	-
Undistributed long-term capital gain (loss)	-	-	-	-
Total distributable earnings/(accumulated losses)	36,390	8,660,898	152,746	-
Other accumulated gain (loss)	(3,798,964)	(6,895,722)	-	(2,949,180)
Total distributable earnings/(accumulated losses)	$(3,919,891)	$3,154,367	$296,477	$30,033,029

	RSSY ETF	RSSX ETF	RSST ETF
Investments, at cost(a)	$66,252,516	$60,007,710	$259,069,742
Gross tax unrealized appreciation	16,504,206	1,904,809	56,027,576
Gross tax unrealized depreciation	(216,695)	(1,363,098)	(4,275,805)
Net tax unrealized appreciation (depreciation)	16,287,511	541,711	51,751,771
Undistributed ordinary income (loss)	-	4,515,352	29,468,239
Undistributed long-term capital gain (loss)	-	125,352	-
Total distributable earnings/(accumulated losses)	-	4,640,704	29,468,239
Other accumulated gain (loss)	(5,627,988)	-	(5,359,731)
Total distributable earnings/(accumulated losses)	$10,659,523	$5,182,415	$75,860,279

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales and mark-to-market treatment of futures contracts.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal periods ended January 31, 2026, RSBY, RSBT, RSBA, RSSX and RSST had not elected to defer any post-October or late-year losses. As of the fiscal period ended January 31, 2026, RSSB had elected to defer $2,949,180 post-October losses. As of the fiscal period ended January 31, 2026, RSSY had elected to defer $39,046 late-year losses.

As of the fiscal periods ended January 31, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term	Long-Term
RSBY ETF	$3,798,964	$-
RSBT ETF	2,366,721	4,529,001
RSBA ETF	-	-
RSSB ETF	-	-
RSSY ETF	5,588,942	-
RSSX ETF	-	-
RSST ETF	3,048,464	2,311,267

Notes to the Financial Statements	Return Stacked ETFs

January 31, 2026

NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on Cboe BZX. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent	Return Stacked ETFs
Registered Public Accounting Firm

To the Shareholders of Return Stacked ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, futures contracts, securities sold short, and total return swap contracts (as applicable), of the funds listed below (the “Funds”), each a series of Tidal Trust II, as of January 31, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Return Stacked Bonds & Futures Yield ETF*	For the year ended January 31, 2026	For the year ended January 31, 2026, and for the period from August 20, 2024 (commencement of operations) through January 31, 2025
Return Stacked Bonds & Managed Futures ETF*	For the year ended January 31, 2026	For the years ended January 31, 2026 and 2025	For the years ended January 31, 2026 and 2025, and for the period February 7, 2023 (commencement of operations) through January 31, 2024
Return Stacked Bonds & Merger Arbitrage ETF	For the year ended January 31, 2026	For the year ended January 31, 2026, and for the period from December 17, 2024 (commencement of operations) through January 31, 2025
Return Stacked Global Stocks & Bonds ETF	For the year ended January 31, 2026	For the years ended January 31, 2026 and 2025	For the years ended January 31, 2026 and 2025, and for the period from December 4, 2023 (commencement of operations) through January 31, 2024
Return Stacked U.S. Stocks & Futures Yield ETF*	For the year ended January 31, 2026	For the year ended January 31, 2026, and for the period from May 28, 2024 (commencement of operations) through January 31, 2025
Return Stacked U.S. Stocks & Gold/Bitcoin ETF*	For the period from May 29, 2025 (commencement of operations) through January 31, 2026
Return Stacked U.S. Stocks & Managed Futures ETF*	For the year ended January 31, 2026	For the years ended January 31, 2026 and 2025	For the years January 31, 2026 and 2025, and for the period from September 5, 2023 (commencement of operations) through January 31, 2024

* The financial statement referred to throughout are consolidated.

Report of Independent	Return Stacked ETFs
Registered Public Accounting Firm

January 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 1, 2026

Other Non-Audited Information	Return Stacked ETFs

January 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the periods ended January 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Return Stacked Bonds & Futures Yield ETF	0.00%
Return Stacked Bonds & Managed Futures ETF	0.00%
Return Stacked Bonds & Merger Arbitrage ETF	1.02%
Return Stacked Global Stocks & Bonds ETF	57.19%
Return Stacked U.S. Stocks & Futures Yield ETF	55.95%
Return Stacked U.S. Stocks & Gold/Bitcoin ETF	2.70%
Return Stacked U.S. Stocks & Managed Futures ETF	44.14%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended January 31, 2026, were as follows:

Return Stacked Bonds & Futures Yield ETF	0.00%
Return Stacked Bonds & Managed Futures ETF	0.00%
Return Stacked Bonds & Merger Arbitrage ETF	1.06%
Return Stacked Global Stocks & Bonds ETF	3.33%
Return Stacked U.S. Stocks & Futures Yield ETF	0.00%
Return Stacked U.S. Stocks & Gold/Bitcoin ETF	0.04%
Return Stacked U.S. Stocks & Managed Futures ETF	0.04%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the periods ended January 31, 2026, were as follows:

Return Stacked Bonds & Futures Yield ETF	0.00%
Return Stacked Bonds & Managed Futures ETF	0.00%
Return Stacked Bonds & Merger Arbitrage ETF	88.05%
Return Stacked Global Stocks & Bonds ETF	10.94%
Return Stacked U.S. Stocks & Futures Yield ETF	0.00%
Return Stacked U.S. Stocks & Gold/Bitcoin ETF	0.00%
Return Stacked U.S. Stocks & Managed Futures ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

●	Return Stacked® Global Stocks & Bonds ETF, Return Stacked® Bonds & Futures Yield ETF, Return Stacked® Bonds & Managed Futures ETF, Return Stacked® U.S. Stocks & Futures Yield ETF and Return Stacked® U.S. Stocks & Managed Futures ETF (the “Return Stacked ETFs”), (collectively, each a “Fund” and together, the “Funds,” and each Fund, a “Sub-advised Fund”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

●	the Advisory Agreement between the Advisor and Return Stacked Cayman Subsidiaries on behalf of each Return Stacked ETF (excluding Return Stacked Global Stocks & Bonds ETF);

●	a Sub-Advisory Agreement between the Adviser and Newfound Research LLC with respect to the Return Stacked ETFs;

●	a Sub-Advisory Agreement between the Adviser and ReSolve Asset Management SEZC (Cayman) (“ReSolve”) with respect to the Return Stacked ETFs;

●	a Futures Trading Advisory Agreement between the Adviser and ReSolve with respect to the Return Stacked ETFs (excluding Return Stacked Global Stocks + Bonds ETF);

●	a Subsidiary Futures Trading Advisory Agreement between the Advisor and ReSolve with respect to the Return Stacked Cayman Subsidiaries;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of May 30, 2025, is provided below:

For Return Stacked Bonds & Managed Futures ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund and the fact that the other funds in the peer group were other Return Stacked Funds managed by the Sub-Adviser.

For Return Stacked Global Stocks & Bonds ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund and the fact that the other funds in the peer group were other Return Stacked Funds managed by the Sub-Adviser.

For Return Stacked Bonds & Futures Yield ETF, the Board noted that there was not yet a year of performance.

For Return Stacked U.S. Stocks & Managed Futures ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund and the fact that the other funds in the peer group were other Return Stacked Funds managed by the Sub-Adviser.

For Return Stacked U.S. Stocks & Futures Yield ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund and the fact that the other funds in the peer group were other Return Stacked Funds managed by the Sub-Adviser.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Return Stacked Bonds & Managed Futures ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy.

For Return Stacked Global Stocks & Bonds ETF, the Board noted that the Fund’s unitary fee and net expense ratio were below the peer group median.

For Return Stacked Bonds & Futures Yield ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy

For Return Stacked U.S. Stocks & Managed Futures ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy.

For Return Stacked U.S. Stocks & Futures Yield ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also reviewed the sub-advisory fee paid to each Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services each Sub-Adviser provides as investment sub-adviser to each of the Sub-advised Funds, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for each Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to each Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub- Adviser.. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of each Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	April 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 9, 2026

* Print the name and title of each signing officer under his or her signature.